Share Options (Details) - Schedule of Company’s Equity-Based Awards Recognized - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Options (Details) - Schedule of Company’s Equity-Based Awards Recognized [Line Items]
Share-based compensation	$ 363	$ 222	$ 157
Research and Development [Member]
Share Options (Details) - Schedule of Company’s Equity-Based Awards Recognized [Line Items]
Share-based compensation	216	144	94
Selling and Marketing [Member]
Share Options (Details) - Schedule of Company’s Equity-Based Awards Recognized [Line Items]
Share-based compensation	41	49	45
General and Administrative [Member]
Share Options (Details) - Schedule of Company’s Equity-Based Awards Recognized [Line Items]
Share-based compensation	$ 106	$ 29	$ 18